Concentrations of Risk	6 Months Ended
Jun. 30, 2026
Concentrations of Risk [Abstract]
CONCENTRATIONS OF RISK
22	CONCENTRATIONS OF RISK

Customer Concentration

For the period ended June 30, 2025, the Company generated total revenue of RM47,867,433, of which three customers accounted for more than 56% of the Company’s total revenue.

For the period ended June 30, 2026, the Company generated total revenue of RM48,544,240, of which three customers accounted for more than 29% of the Company’s total revenue.

	For the six months ended June 30,
	2026	2025	2026	2025	2026	2025
	Revenues		Percentage of revenues		Trade receivables
	RM	RM	%	%	RM	RM
SM Prominent Sdn Bhd	10,349,461	10,558,412	13.35	22.06	5,770,036	2,827,798
KLC Ventures Sdn Bhd	7,716,025	6,976,853	9.95	14.58	4,807,160	880,025
SMD Tech - FZCO	4,716,000	5,798,000	6.08	12.11	4,716,000	5,218,001
Rams Solutions Sdn Bhd	-	9,426,101	-	19.69	-	-
Total	22,781,486	32,759,366	29.38	68.44	15,293,196	8,925,824

Vendor Concentration

For the period ended June 30, 2025, the Company incurred cost of sale of RM38,224,086, of which two vendor accounted for more than 67% of the Company’s total cost of sale.

For the period ended June 30, 2026, the Company incurred cost of sale of RM34,470,647, of which two vendors accounted for more than 40% of the Company’s total cost of sale.

	For the six months ended June 30,
	2026	2025	2026	2025	2026	2025
	Cost of sale		Percentage of cost of sales		Accounts payable, trade
	RM	RM	%	%	RM	RM
Vendor A	9,206,175	15,345,772	26.71	40.15	2,209,580	-
Vendor B	4,670,280	10,282,944	13.55	26.90	1,420,974	316,000
Total	13,876,455	25,628,716	40.26	67.05	3,630,554	316,000